Fair Value - Summary of Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		$ 129,650
Derivative Assets	$ 54,583	2,037
Total financial assets	164,509	131,687
Derivative Liabilities	22,561	121,881
Deferred contingent payment	77,628
Other long-term liabilities - FVTPL	2,740
Total financial liabilities	102,929	121,881
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		122,669
Total financial assets	103,153	122,669
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative Assets	42,983	2,037
Total financial assets	42,983	2,037
Derivative Liabilities	6,276	111,762
Total financial liabilities	6,276	111,762
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		6,981
Derivative Assets	11,600
Total financial assets	18,373	6,981
Derivative Liabilities	16,285	10,119
Deferred contingent payment	77,628
Other long-term liabilities - FVTPL	2,740
Total financial liabilities	96,653	10,119
Bonds – FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale	103,153
Bonds – FVOCI | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale	103,153
Equity in Unquoted Companies – FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale	6,773
Equity in Unquoted Companies – FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale	$ 6,773
Funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		7,045
Funds | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		7,045
Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		115,343
Bonds | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		115,343
Equity in Unquoted Companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		6,981
Equity in Unquoted Companies | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		6,981
Equity in Quoted Companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		281
Equity in Quoted Companies | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets available for sale		$ 281